CONSOLIDATED STATEMENT OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2015	$ 45,662	$ 31,095,966	$ (28,102,501)	$ (939,274)	$ 2,099,853
Beginning Balance (Shares) at Dec. 31, 2015	45,662,417
Private placement	$ 2,500	691,228			693,728
Private placement (Shares)	2,500,000
Stock-based compensation		104,519			104,519
Repurchase of shares	$ (396)	(69,378)			$ (69,774)
Repurchase of shares (Shares)	(396,000)				(396,000)
Stock option exercises	$ 408	48,348			$ 48,756
Stock option exercises (shares)	408,000				408,000
Income (Loss) for the year			(480,884)	13,173	$ (467,711)
Ending Balance at Dec. 31, 2016	$ 48,174	31,870,683	(28,583,385)	(926,101)	2,409,371
Ending Balance (Shares) at Dec. 31, 2016	48,174,417
Stock-based compensation		103,001			103,001
Repurchase of shares	$ (554)	(99,685)			$ (100,239)
Repurchase of shares (Shares)	(554,000)				(554,000)
Stock option exercises	$ 162	18,398			$ 18,560
Stock option exercises (shares)	162,000				162,000
Income (Loss) for the year			355,855	98,077	$ 453,932
Ending Balance at Dec. 31, 2017	$ 47,782	31,892,397	(28,227,530)	(828,024)	2,884,625
Ending Balance (Shares) at Dec. 31, 2017	47,782,417
Stock-based compensation		33,437			33,437
Repurchase of shares	$ (1,536)	(289,449)			$ (290,985)
Repurchase of shares (Shares)	(1,536,500)				(1,536,500)
Stock option exercises (shares)					0
Income (Loss) for the year			1,306,183	233,111	$ 1,539,294
Ending Balance at Dec. 31, 2018	$ 46,246	$ 31,636,385	$ (26,921,347)	$ (594,913)	$ 4,166,371
Ending Balance (Shares) at Dec. 31, 2018	46,245,917